Schedule of Rental Revenue Recognition (Details) - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Accounting Policies [Abstract]
Rental income (i)		$ 60,606	[1]	$ 40,169	[1]	$ 74,003	[2]	$ 140,391	[2]
Management income (ii)			[3]	341,398	[3]	30,989	[4]	587,237	[4]
Product sales	[5]					123,966
Equipment lease income (ii)			[3]	134,814	[3]	12,912	[4]	95,217	[4]
Total		$ 60,606		$ 516,381		$ 241,870		$ 822,845

[1]	The rental income is from the Company’s THC Park.
[2]	The rental income is from the Company’s THC Park.
[3]	In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company eighty-five (85%) percent of gross revenues defined as gross proceeds from sales of marijuana products minus applicable state excise taxes and local sales tax. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. On January 21, 2021, the Company received a Notice of Termination, effective immediately, from Acres Cultivation, LLC. The Company will not generate any further revenue under the Acres relationship.
[4]	In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company eighty-five (85%) percent of gross revenues defined as gross proceeds from sales of marijuana products minus applicable state excise taxes and local sales tax. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. On January 21, 2021, the Company received a Notice of Termination, effective immediately, from Acres Cultivation, LLC. The Company will not generate any further revenue under the Acres relationship.
[5]	Product sales from Company inventory. As part of the termination of the Acres Cultivation, LLC Cultivation and Sales Agreement, the Company was given cannabis available for resale. Sales in 2021 include product sold to third parties and product given in exchange for rent. Please see Note 4 — Inventory for further information.